DUE TO BANKS AND CORRESPONDENTS, Item Consists of Due to Banks and Correspondents (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	S/ 4,694,617	S/ 3,519,453
Promotional credit lines	4,107,294	3,592,008
Due to banks and correspondents	8,801,911	7,111,461
Interest payable	135,500	101,485
Total	S/ 8,937,411	S/ 7,212,946